Cover	May 14, 2025	Apr. 29, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 14, 2025
Entity Registrant Name		OPTION CARE HEALTH, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-11993
Entity Tax Identification Number		05-0489664
Entity Address, Address Line One		3000 Lakeside Dr.
Entity Address, Address Line Two		Suite 300N
Entity Address, City or Town		Bannockburn
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60015
City Area Code		312
Local Phone Number		940-2443
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		OPCH
Security Exchange Name		NASDAQ
Amendment Flag		false
Entity Central Index Key		0001014739
Current Fiscal Year End Date	--12-31